Investment Objectives and Goals	Jan. 27, 2026
RESQ Strategic Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RESQ STRATEGIC INCOME FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The RESQ Strategic Income Fund (the “Fund”) seeks income with an emphasis on total return
Objective, Secondary [Text Block]	and capital preservation as a secondary objective.
RESQ Dynamic Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY – RESQ DYNAMIC ALLOCATION FUND
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The RESQ Dynamic Allocation Fund (the “Fund”) seeks long term capital appreciation
Objective, Secondary [Text Block]	with capital preservation as a secondary objective.